Consolidated Statements of Changes in Partners' Capital and Noncontrolling Interests - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive Income	Total Partners Capital	Noncontrolling Interest	Blackwater Total Partners Capital	Blackwater Noncontrolling Interest	Series B	Series B Total Partners Capital	Delta House Total Partners Capital	BP Total Partners Capital	General Partner	General Partner Delta House	General Partner BP	Limited Partner	Limited Partner Blackwater
Beginning Balance at Dec. 31, 2013		$ 104	$ 671,193	$ 7,884							$ 59,754			$ 611,335
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	$ (79,567)		(83,560)	3,993							(398)			(83,162)
Issuance of units			609,707				$ 32,220	$ 32,220						609,707
Unitholder contributions			5,678								5,678
Unitholder distributions			(134,019)								(2,913)			(131,106)
Contributions from general partner			(47,678)											(47,678)
Issuance and exercise of warrants			0								(7,164)			7,164
Contributions from noncontrolling interest owners					$ 21	$ 189									$ 21
Distributions to noncontrolling interest owners			0	(314)
LTIP vesting			244								(823)			1,067
Tax netting repurchases	610		(256)											(256)
Equity compensation expense			3,145								1,356			1,789
Other comprehensive income (loss)	(102)	(102)	(102)
Ending Balance at Dec. 31, 2014		2	1,056,593	11,752			32,220				55,490			968,881
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(199,841)		(199,828)	(13)							(1,823)			(198,005)
Issuance of units			85,465				1,373	$ 1,373						85,465
Unitholder contributions			1,996								1,996
Unitholder distributions			(118,763)								(7,023)			(111,740)
Contributions from general partner			5,568											5,568
Contributions from noncontrolling interest owners			0	739
Unitholder distribution for Delta House Transaction									$ (96,297)			$ (96,297)
Distributions to noncontrolling interest owners			(20)	(367)										(20)
LTIP vesting			196								(2,490)			2,686
Tax netting repurchases	1,045		(756)											(756)
Equity compensation expense			4,365								3,056			1,309
Other comprehensive income (loss)	38	38	38
Ending Balance at Dec. 31, 2015	739,930	40	739,930	12,111			33,593				(47,091)			753,388
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(48,544)		(51,310)	2,766							(233)			(51,077)
Unitholder contributions			1,998								1,998
Unitholder distributions			(138,699)								(7,938)			(130,761)
Cancellation of escrow units			(6,817)											(6,817)
Conversion of Series B Units							(33,593)							33,593
Contributions from general partner			9,900											9,900
Issuance and exercise of warrants			4,481								4,481
Issuance of common units, net of offering costs			2,697											2,697
Contributions from noncontrolling interest owners			0	3,366
Unitholder distribution for Delta House Transaction											(96,300)
General Partner's contribution for acquisition										$ 990			$ 990
Distributions to noncontrolling interest owners			0	(1,488)
LTIP vesting			0								(3,486)			3,486
Tax netting repurchases	521		(346)											(346)
Equity compensation expense			5,658								3,634			2,024
Other comprehensive income (loss)	(80)	(80)	(80)
Ending Balance at Dec. 31, 2016	$ 568,402	$ (40)	$ 568,402	$ 16,755			$ 0				$ (47,645)			$ 616,087